Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 3 - OTHER CURRENT ASSETS
	As of December 31,
	2022	2021
Prepaid expenses	$32	$33
Government authorities	15	22
Others	17	11
	$64	$66